Related party transactions	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Related party transactions

29. Related party transactions

Arowana Group Holdings Pty Ltd (AWN) is no longer the ultimate controlling party of VivoPower however it does retain significant influence. As at June 30, 2025, AWN holds a 7.1% equity interest in the Company. The Board of Directors of VivoPower operates at arms-length from that of AWN. To the extent there are matters between the two companies of a confidential or commercial nature Mr. Chin recuses himself from these matters. AWN does not participate in the day to day operations of VivoPower.

Kevin Chin, Chairman and Chief Executive Officer of VivoPower, is also Chief Executive Officer of AWN. During the period, a number of services were provided to the Company from AWN and its subsidiaries; the extent of the transactions between the two groups is listed below. Mr. Chin recused himself from these activities to ensure there was no conflict of interest.

On January 11, 2023, amendments to the related party loan were agreed with AWN:

(i) to defer repayment of principal to commence on April 1, 2025, with repayments over 60 months to March 31, 2030.

(ii) to defer interest payments from October 1, 2023, becoming due and payable on the earlier of a) completion by VivoPower of a debt or equity raise of at least $25 million, and b) October 1, 2024.

(iii) to extend the increased interest rate and line fee of 10.00% and 2.00% per annum respectively commenced on October 1, 2021 to the earlier of a) March 31, 2025 or b) the date a minimum Prepayment of $1,000,000 is made.

(iv) to extend the initial refinancing fee accruing incrementally at 1.6% per annum from July 1, 2021 and become payable at the earlier of a) $1.0 million prepayment being made or b) April 1, 2025.

(v) to defer the repayment date of the previous fixed facility extension fee of $0.355 million, becoming payable on April 1, 2025.

(vi) In addition to previously agreed refinancing fees, an additional $0.855 million fixed refinancing fee will accrue immediately and become payable on April 1, 2025.

On June 30, 2023, further amendments to the loan were agreed with AWN:

(i) to defer interest payments from October 1, 2024 to April 1, 2025, and to replace the conditional requirement to repay accrued interest upon completion by VivoPower of a debt or equity raise of at least $25 million, with the conditional requirement to make repayments of interest and/or principal to meet the mandatory repayment schedule described in sections (ii) and (iii) below following a qualifying liquidity event.

(ii) upon completion by VivoPower International PLC of a qualifying liquidity event of at least $5.0 million, Aevitas is required to make mandatory prepayment of principal and interest to AWN Holdings in accordance with the following schedule:

a) proceeds from $5 million to $7.5 million - pay 25% of amounts raised;

b) proceeds from $7.5 million to $12.5 million - pay $1.875 million plus 45% of amounts raised;

c) proceeds $12.5 million and above - pay $4.125 million plus 25% of amounts raised.

(iii) for the purposes of the mandatory prepayment requirement, a ‘qualifying liquidity event’ excludes direct investments into VivoPower’s subsidiary, Tembo, and debt raised in respect of working capital finance facilities, but includes:

a) equity or debt raise;

b) trade sale of underlying subsidiary or business unit (including, for example, Aevitas and Caret); and

c) loan repayment from Tembo to VivoPower.

(iv) as consideration for the concessions agreed with AWN, VivoPower International PLC committed to issue AWN with 500,000 warrants, with a duration of 12 months, at an exercise price of $0.67 per share.

On June 30, 2024, VivoPower amended its shareholder loan financing agreement with AWN. The loan includes a facility limit of $34 million, of which a drawdown of $8.1 million principal is due to be repaid in the current period, and $20.9 million principal is non-current. In addition, there is $12 million in interest and fees on the AWN loan due to be repaid in the current period. The agreement consolidated all shareholder loans into a single tranche. AWN also received an option to acquire 1,150,000 Tembo shares, post-business combination with Cactus Acquisition Corp 1 Limited at $1.35 per share. Post balance date, AWN agreed to a 9 month grace period for the repayment of $11 million accrued interest, and a deferral of $8.9 million of principal for repayment from April 1, 2025 to January 1, 2026. This renders all but $1 million of interest non-current in nature, and all of the loan principal non-current.

In December 2021, a short-term loan of $1.1 million (AU$1.5 million) was provided from AWN to Aevitas O Holdings Pty Limited at an interest rate of 10.0%, increasing to 12.5% from January 1, 2022. The loan is set to expire on April 1, 2025 (initially set as April 30, 2022, then extended to the earlier of October 1, 2023, then extended on January 11, 2023 to April 1, 2025). The requirement for the loan to expire upon completion by VivoPower International PLC of a debt or equity raise of at least S$25 million was dropped on June 30, 2023. Facility extension fees of AU$29,000 (AU$40,000) and $43,500 (AU$60,000) are payable upon maturity, relating to the two extensions respectively.

On February 22, 2022, a short-term $3.0 million loan was provided from AWN to Aevitas, with an interest rate of 10.00% per annum payable on the principal sum upon maturity. The loan is set to expire on April 1, 2025 (initially set as May 13, 2022, then extended to the earlier of October 1, 2023, then extended on January 11, 2023 to April 1, 2025). The requirement for the loan to expire upon completion by VivoPower International PLC of a debt or equity raise of at least S$25 million was dropped on June 30, 2023. Facility extension fees of $85,000 and $110,000 are payable upon maturity, relating to the two extensions respectively.

On December 22, 2022, a short-term $3.0 million loan was provided from AWN to Aevitas, with an interest rate of BBSY bid floating rate (on average 3.60% for the period from inception to June 30, 2023) plus fixed margin of 15.0% per annum payable on the principal sum upon maturity. A 1% establishment fee of $30,000 was deducted upon initial loan drawdown, and a further 3% exit fee of $90,000 is payable on expiry. The loan is set to expire on April 1, 2025 (initially set as October 1, 2023, then extended on January 11, 2023 to April 1, 2025). The requirement for the loan to expire upon completion by VivoPower International PLC of a debt or equity raise of at least S$25 million was agreed on January 11, 2023, then dropped on June 30, 2023. A facility extension fee of $115,000 is payable upon maturity.

In February and March 2023, further short-term loans of AU$0.5 million and AU$0.25 million were established between AWN and VivoPower, drawn down between February and May 2023. On June 30, 2023, the expiry or the loans was amended to August 31, 2023.

On June 30, 2024, VivoPower amended its shareholder loan financing agreement with AWN. The loan includes a facility limit of $34 million, of which a drawdown of $8.1 million principal is due to be repaid in the current period, and $20.9 million principal is non-current. In addition, there is $12 million in interest and fees on the AWN loan due to be repaid in the current period. The agreement consolidated all shareholder loans into a single tranche.

Mr. Hui is paid fees of $50,000 per annum during the year. Mr. Hui elected to receive 100% of his fees in cash. $50,000 remaining accrued and payable as at June 30, 2024. Mr. Hui also receives equity-based remuneration in relation to his involvement in management of Critical Power Services segment, and the hyper-turnaround and hyperscaling program. Of the 17,500 ($13,125) annual retention RSUs granted on April 1, 2020, vesting annually from June 2021 to June 2026, 350 RSUs ($263) vested in the current year. Of the 5,250 ($39,375) performance RSUs vesting quarterly from September 2020 to June 2023, dependent on meeting quarterly performance goals, 631 RSUs ($4,736) vested in 2023. A further 20,000 annual retention RSUs ($5,200) were granted to Mr. Hui on January 11, 2023, vesting annually from December 2023 to December 2025.

From time to time, costs incurred by AWN on behalf of VivoPower are recharged to the Company. During the year ended June 30, 2025, $0.2 million was recharged to the Company (year ended June 30, 2024: $0.6 million; year ended June 30, 2023: $1.1 million). At June 30, 2025, the Company has a payable to AWN in respect of recharges of $0.2 million (June 30, 2024: $0.9 million, June 30, 2023: $1.4 million).

Aevitas is indebted to The Panaga Group Trust, of which Mr. Kevin Chin is a beneficiary and one of the directors of the corporate trustee of such trust, with 4,697 Aevitas Preference Shares, of face value AU$46,970. The Panaga Group Trust earned AU$3,302 ($2,188) dividends on the Aevitas Preference Shares during the year ended June 30, 2023.

Chairman’s fees for Kevin Chin in the amount of £68,000 ($87,953) were charged to the Company by Arowana Global Impact Ltd (“AGI”) in the current year. A further $0.4 million (as of June 30, 2024: $0.4 million) incurred by AGI on behalf of the Company were recharged to the Company in the year. At June 30, 2025, the Company had an account payable of $0.9 million (as of June 30, 2024: $0.7 million) respect of these services. Mr. Chin is a shareholder and director of Arowana Partners Group Pty Ltd during the year ended June 30, 2025.

As CEO, Mr. Chin is paid £325,000 base fees, £38,000 annual professional development allowance. A further $0.5 million incurred by Arowana International UK Limited were recharged to the Company in the year. Of the base salary in FY23, 4 months were paid in cash, whilst for 8 months, Mr. Chin agreed to receive payment in the form of 541,666 cashless warrants in VivoPower shares, exercisable in the period June 3, 2024 to June 3, 2029 at an exercise price of $0.60. Shares issued following exercising of warrants will remain restricted for 12 months. Mr. Chin has allocated these warrants to a benevolent cause, the ASEAN Foundation. At June 30, 2025, the Company had an account payable of $1.3 million in respect of these services and recharges.

Mr. Chin receives equity-based remuneration in relation to his involvement in leading the hyper-turnaround and hyperscaling program. Of the 87,200 ($65,400) annual retention RSUs granted on April 1, 2020, vesting annually from June 2021 to June 2026, 17,440 RSUs ($13,080) was issued in May 2024. Of the 261,600 ($196,200) performance RSUs vesting quarterly from September 2020 to June 2023, dependent on meeting quarterly performance goals, 31,456 RSUs ($23,592) vested in the FY 2024. In December 2021, the Remuneration Committee approved an equity award of RSUs in relation to short-term incentives for the year ended June 30, 2022, vesting in June 2023 deferred from June 2022. The award vested 94,291 RSUs ($275,330), based on Mr. Chin’s base salary £325,000 x 1.3237 exchange rate x 64% performance measurement / $2.92 VWAP (Volume weighted average price). A further 20,000 annual retention RSUs ($5,200) were granted to Mr. Chin on January 11, 2023, vesting annually from December 2023 to December 2025.

On November 26, 2021, Arowana Partners Group Pty Ltd (“APG”) provided a loan of $0.37 million to Caret, to provide working capital assistance. The loan incurred interest during the year of $22,895 at 8% plus a 2% facility fee, plus a one-off establishment fee of $7,400. The loan plus interest were repaid in August 2022.

In August 2023, the Company received short-term funding from Arowana International UK Limited amounting to £25,000 for working capital purposes which was repaid in September 2023. In addition, the Company also received an interest only basis loan amounting $48,000 from Arowana United Enterprises Pte Ltd in October 6, 2023 stipulating a nominal rate of 8% per annum.